Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	000-56074
Entity Registrant Name	BIOTRICITY INC.
Entity Central Index Key	0001630113
Entity Tax Identification Number	47-2548273
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	275 Shoreline Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	832-1626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true